SEGMENT INFORMATION - Geographic Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Liquefaction services revenue	$ 260,372	$ 298,429	$ 267,740
Total assets	4,367,677	4,083,987	4,279,560
FLNG | CAMEROON | Operating segments
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	1,168,629	1,256,193	1,559,158
Liquefaction services revenue
Revenues from External Customers and Long-Lived Assets [Line Items]
Liquefaction services revenue	$ 224,959	$ 245,418	$ 213,970